Notes Payable - Schedule of Notes Payable (Parenthetical) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt instrument, maturity date, description	mature on various dates through October 2025.	mature on various dates through October 2025.
Notes Payable | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%	0.00%	0.00%
Notes Payable | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate	6.25%	6.25%	6.25%
BCG Chantilly, LLC
Debt Instrument [Line Items]
Debt instrument interest rate		12.00%	12.00%